John L. Reizian, Esquire

Vice President and Associate General Counsel

The Lincoln National Life Insurance Company

350 Church Street

Hartford, Connecticut 06103-1106

Telephone: (860) 466-1539

Facsimile:  (860) 466-2550

John.Reizian@LFG.com

VIA EDGAR

July 22, 2016

U.S. Securities and Exchange Commission

100 F Street, N. E.

Washington, DC 20549-0506

Re:	Lincoln Life Flexible Premium Variable Life Account M
The Lincoln National Life Insurance Company
File No: 333-191329; 811-08557; CIK: 0001048607
Post-Effective Amendment No. 5, Form N-6, Rule 485(b)

Dear Sir or Madam:

Today we are electronically filing on EDGAR Post-Effective Amendment No. 5 to the Registration Statement on Form N-6 for a variable life insurance product.  The marketing name for this product is Lincoln “Lincoln VULONE2014.”  The purpose of this supplement is to replace the Allocation Requirements section of the No-Lapse Enhancement Rider with the “Riders” section of the prospectus.  This filing includes all changes previously submitted under correspondence on June 27, 2016 along with all financials.

Please contact me at (860) 466-1539, with any questions or comments you may have with regard to this filing.

Sincerely,

/s/ John L. Reizian

John L. Reizian
Vice President and Associate General Counsel